Combined Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 116,185	$ 48,165	$ 25,639
Restricted cash	3,726	3,552	2,281
Accounts receivable, net	259,542	202,334	122,042
Inventories	210,151	151,063	149,022
Prepaid expenses and other current assets	38,014	24,696	17,298
Total current assets	627,618	429,810	316,282
Property and equipment, net	15,404	15,365	12,473
Goodwill	311,573	312,750	226,679
Intangible assets, net	265,446	291,027	247,812
Restricted cash, noncurrent	230	230
Other assets	35,449	10,536	7,747
TOTAL ASSETS	1,255,720	1,059,718	810,993
Current liabilities:
Accounts payable	274,771	182,025	154,842
Borrowings from credit lines			27,000
Current portion of debt, net		2,364	1,611
Other liabilities and accrued expenses	169,586	115,541	35,630
Total current liabilities	444,357	299,930	219,083
Debt, net including related party balance	370,090	503,448	394,106
Deferred tax liabilities	30,655	33,820	34,690
Other liabilities, noncurrent	22,066	5,745	412
TOTAL LIABILITIES	867,168	842,943	648,291
Commitments and Contingencies (Note 9)
Stockholders' Equity:
Preferred stock, $0.0001 par value: 5,000 shares authorized, nil and nil shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively
Common stock, value	9	8	8
Additional paid-incapital	437,207	324,968	258,238
Accumulated deficit	(45,856)	(106,030)	(93,161)
Accumulated other comprehensive loss	(2,808)	(2,171)	(2,383)
Total Stockholders' Equity	388,552	216,775	162,702
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,255,720	$ 1,059,718	$ 810,993